Organization and background	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Organization and background
1.	Organization and background

1.1 Nature of Operations

Netshoes (Cayman) Limited (“NSC” or the “Parent”) was incorporated in the Cayman Islands on April 12, 2011. NSC is a holding company and conducts its business primarily through its subsidiaries (together with NSC, the “Company”, “we” or “us”). The Company’s registered office is at Willow House, Cricket Square, George Town, KY 1-1104, Cayman Islands. Major shareholders of the Company include Tiger Global Private Investment Partners V, L.P. (“Tiger Global V”), Tiger Global Private Investment Partners V, L.P. (“Tiger Global V”), Tiger Global Private Investment Partners VI, L.P. (“Tiger Global VI”), Ruane Cunniff & Goldfarb LP, CDK Net Fund IC and HCFT Holdings.

The Company is a sports and lifestyle ecommerce destination in Latin America with operations in Brazil and Argentina. The Company’s core business is to offer to its customers a reliable and convenient online shopping experience with a wide selection of products including athletic shoes, jerseys, apparel, accessories and sporting equipment from leading international, local and private brands as well as fashion and beauty. The Company conducts its business mainly through its ecommerce websites (Netshoes, Zattini, Shoestock and Freelace).

In August 2018, the Company entered into an agreement with the Grupo Sierra Capital (“Sierra”) to sell the entirety of its Mexico operations. On October 11, 2018 the Company and Sierra concluded the transaction, which was preceded by final adjustments agreed by the parties under the original terms and conditions of the negotiation (see note 3).

In January 2019, the Company decided to divest Argentina operations (see note 3).

1.2 Split of Shares

The Board of Directors approved a 1.0 for 3.0 share split of the Company’s outstanding common shares. The share split became effective on April 18, 2017. The Company has retrospectively adjusted loss per share data considering the split of shares (see note 5).

1.3 Convertible Notes and Initial Public Offering

On February 22, 2017, the Company entered into a note purchase agreement pursuant to which it issued and sold unsecured promissory notes convertible into its common shares, in the aggregate principal amount of US$30.0 million, to certain of its shareholders.

The Company determined that the convertible notes constituted a hybrid instrument with characteristics of a debt containing embedded derivative features requiring separate accounting as a derivative instrument. The liability related to the convertible notes was initially recorded at fair value and, subsequently, at amortized cost. The embedded derivative associated with the convertible notes was recorded at fair value with its changes being recorded in the statement of profit or loss.

Immediately prior to the completion of the IPO, the convertible notes (principal amount and any unpaid accrued interest) and its embedded derivative was converted into our common shares with a 10% price discount relative to the initial public offering price of the Company’s outstanding common shares. The value of the Company’s outstanding convertible notes (principal amount and unpaid accrued interest) and its embedded derivative was US$ 30.4 million (or R$94,2 million, using the exchange rate on the date of completion of the IPO) that was converted in 1,870,709 common shares.

On April 18, 2017, the Company completed its Initial Public Offering (IPO). The Company sold 8,250,000 of its common shares at a public offering price of $18.00 per common share, for gross proceeds of $148.5 million (or R$459.7 million, using the exchange rate on the date of completion of the IPO). The Company received net proceeds of $134.2 million (or R$415.6 million, using the exchange rate on the date of completion of the IPO), after deducting $9.7 million (or R$29.9 million, using the exchange rate on the date of completion of the IPO) in underwriting discounts and commissions and $4.6 million (or R$14.2 million, using the exchange rate on the date of completion of the IPO) of other offering expenses.

The shares offered and sold in the initial public offering were registered under the Securities Act of 1933, as amended, pursuant to the Company’s Registration Statement on Form F-1 (Registration No.333-216727), which was declared effective by the Securities and Exchange Commission on April 12, 2017. The common stock began trading on the New York Stock Exchange on April 12, 2017 under the symbol “NETS.”

1.4 Going concern considerations

The Company recorded a net loss and a significant negative operating cash flow in the year ended December 31, 2018. As of and for the year ended December 31, 2018, the Company had accumulated losses of R$ 1,178,464 (compared to R$ 847,125 as of December 31, 2017), net loss of R$ 332,374 (compared to R$170,345 for the year ended December 31, 2017) and net cash used in operating activities of R$ 100,707 (compared to R$43,502 of net cash provided in operating activities for the year ended December 31, 2017). In addition, the Company has a working capital deficiency as of December 31, 2018, with R$ 23,681 of net current liabilities (compared to a working capital surplus of R$ 317,228 of net current assets as of December 31, 2017).

The Company expects to continue to incur net losses for at least the next twelve-months following the issue of these consolidated financial statements. Although the Company continues to take action to improve its operating performance and expects to generate positive net operating cash flow over the next twelve-months, this positive cash flow from operating activities by itself may not be sufficient to meet the Company’s cash requirements in the same period arising from its financing activities. As such, Management has concluded that financing alternatives will be necessary to meet its obligations within one year from the date of issue of these consolidated financial statements. However, there can be no assurance that the Company’s plan to improve its operating performance and financial position will be successful or that the Company will be able to obtain additional financing on commercially reasonable terms, or at all.

The Company is currently exploring alternatives to obtain access to other sources of capital necessary to meet its ongoing liquidity needs and is taking measures to improve its operating performance and cash, liquidity and financial position. Such measures include, among others, the following:

•	pursuing the sale of its operations in Argentina by the second quarter of 2019, which have not performed as expected and have had a negative effect on the Company’s operating cash flows;

•	continuing to implement cost-saving initiatives across the Company;

•	negotiating alternative payment terms with suppliers;

•

seeking with current creditors the partial release of collateral provided under certain of the Company’s financing arrangements (basically restricted cash and cash equivalents, which as of December 31, 2018 amounted to R$ 88,760); and

•

assessing ways of monetizing the Company’s PIS/COFINS judicial deposits, following a favorable decision in its judicial disputes challenging the tax authorities’ interpretation of the calculation basis for PIS/COFINS taxes over products sold by the Company (such tax credits amounted to R$ 101,971 as of December 31, 2018). Following the favorable decision, the Company expects these deposits to be released, however authorization for release is subject to government approval, the timing of which is currently unknown.

The Company has also engaged financial and other advisors to assist it in those efforts.

Given the above, management acknowledges there is a material uncertainty which may cast substantial doubt on the Company’s ability to continue as a going concern.

The financial statements of the Company have been prepared assuming the Company’s ability to continue as an going concern as management has a reasonable expectation that the Company has adequate resources to continue in operational existence for the foreseeable future based on the projections and measures being taken. If for any reason the Company is unable to continue as a going concern, then this could have an impact on the Company’s ability to realize assets at their recognized values, and to settle liabilities in the ordinary course of business at the amounts stated in the consolidated financial statements. The financial statements do not include any adjustments that might result from this uncertainty.

1.5 Merger agreement – subsequent event

The Company announced, on April 29, 2019, that it has entered into an Agreement and Plan of Merger (“Merger Agreement”) with Magazine Luiza S.A. and its wholly-owned subsidiary located in the Cayman Islands (“Merger Sub”). Pursuant to the Merger Agreement, Magazine Luiza S.A. will acquire the Company, such that, at the effective time of the transaction, Merger Sub will merge with and into the Company (the “Merger”), with the Company continuing after the Merger as the surviving company and a wholly-owned subsidiary of Magazine Luiza S.A. Subject to the terms and conditions of the Merger Agreement, each of Company´s shareholders will receive US$2.00 per share in cash for each common share.

The Merger is subject to the satisfaction of certain conditions precedent established in the Agreement and Plan of Merger, including, among others, its approval by two-thirds (2/3) of the votes cast by the shareholders entitled to vote who are present in person or by proxy at a Company’s general meeting, and by the Administrative Council for Economic Defense (Conselho Administrativo de Defesa Econômica – CADE), the Brazilian anti-trust agency.

In addition, on April 29, 2019, Magazine Luiza S.A. announced that it has entered into a voting and support agreement, with shareholders representing 47.9% of our capital stock, pursuant to which, among other things, each such shareholder has agreed to vote all common shares beneficially owned by such shareholder in favor of the adoption of the Merger Agreement and the approval of the Merger and the other transactions contemplated by the Merger Agreement.